UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00524
BNY Mellon Investment Funds III
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
10/31
Date of reporting period:
4/30/25
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Global Equity Income Fund
BNY Mellon International Bond Fund
ITEM 1 - Reports to Stockholders
BNY Mellon Global Equity Income Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2025
Class A – DEQAX
This semi-annual shareholder report contains important information about BNY Mellon Global Equity Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.26%*
*	Annualized.
KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$190	57	25.75%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 4/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

United States
44.1%
United Kingdom
9.6%
France
8.9%
Germany
6.9%
Hong Kong
3.6%
Netherlands
3.3%
Spain
2.5%
Ireland
2.3%
Sweden
2.2%
Italy
2.0%
Switzerland
1.9%
Brazil
1.8%
Indonesia
1.7%
South Korea
1.7%
Japan
1.5%
Mexico
1.5%
China
1.4%
Taiwan
1.1%
Finland
1.1%
Net Other Assets and Liabilities
0.9%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6175SA0425
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Global Equity Income Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2025
Class C – DEQCX
This semi-annual shareholder report contains important information about BNY Mellon Global Equity Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$103	2.04%*
*	Annualized.
KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$190	57	25.75%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 4/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6176SA0425
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Global Equity Income Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2025
Class I – DQEIX
This semi-annual shareholder report contains important information about BNY Mellon Global Equity Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.99%*
*	Annualized.
KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$190	57	25.75%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 4/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6177SA0425
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Global Equity Income Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2025
Class Y – DEQYX
This semi-annual shareholder report contains important information about BNY Mellon Global Equity Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$47	0.94%*
*	Annualized.
KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$190	57	25.75%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 4/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0367SA0425
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon International Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2025
Class A – DIBAX
This semi-annual shareholder report contains important information about BNY Mellon International Bond Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$52	1.02%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$139	392	78.43%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 4/30/25 )
Country Allocation (Based on Net Assets)

United States
28.6%
United Kingdom
10.6%
Japan
9.0%
Germany
7.6%
China
6.3%
Canada
5.4%
Spain
3.7%
New Zealand
3.7%
Italy
3.6%
Brazil
2.8%
Australia
2.6%
France
2.3%
Netherlands
1.6%
Austria
1.6%
South Korea
1.5%
Switzerland
1.2%
Jersey
1.1%
Net Other Assets and Liabilities
6.8%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Allocation of Holdings (Based on Net Assets)

Foreign Governmental
62.9%
Corporate Bonds and Notes
11.3%
U.S. Treasury Securities
7.8%
U.S. Government Agencies Mortgage-Backed
6.9%
Investment Companies
6.7%
Asset-Backed Securities
3.5%
Commercial Mortgage-Backed
1.3%
Collateralized Loan Obligations
1.2%
Forward Foreign Currency Exchange Contracts
1.0%
Swap Agreements
0.4%
Net Other Assets and Liabilities
-3.0%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6091SA0425
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon International Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2025
Class C – DIBCX
This semi-annual shareholder report contains important information about BNY Mellon International Bond Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104	2.06%*
*	Annualized.
KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$139	392	78.43%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 4/30/25 )
Country Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6093SA0425
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon International Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2025
Class I – DIBRX
This semi-annual shareholder report contains important information about BNY Mellon International Bond Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.85%*
*	Annualized.
KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$139	392	78.43%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 4/30/25 )
Country Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6094SA0425
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon International Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2025
Class Y – DIBYX
This semi-annual shareholder report contains important information about BNY Mellon International Bond Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$37	0.73%*
*	Annualized.
KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$139	392	78.43%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 4/30/25 )
Country Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0368SA0425
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Global Equity Income Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
April 30, 2025

Class	Ticker
A	DEQAX
C	DEQCX
I	DQEIX
Y	DEQYX

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Global Equity Income Fund
STATEMENT OF INVESTMENTS
April 30, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 94.8%
Brazil — 1.8%
B3 SA - Brasil Bolsa Balcao	1,440,419	3,383,309
China — 1.4%
NARI Technology Co. Ltd., Cl. A	864,800	2,637,457
Finland — 1.1%
Fortum OYJ	122,918	2,053,207
France — 8.9%
Cie de Saint-Gobain SA	34,045	3,683,232
Publicis Groupe SA	38,852	3,928,644
Sanofi SA	47,715	5,183,773
Veolia Environnement SA	109,470	3,990,741
		16,786,390
Germany — 6.9%
DHL Group	75,355	3,202,075
Fresenius SE & Co. KGaA(a)	72,878	3,451,001
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,862	2,632,040
Siemens AG	16,645	3,808,028
		13,093,144
Hong Kong — 3.6%
AIA Group Ltd.	546,200	4,091,781
Hong Kong Exchanges & Clearing Ltd.	62,100	2,728,826
		6,820,607
Indonesia — 1.7%
Bank Mandiri Persero Tbk PT	6,033,400	1,777,309
Bank Rakyat Indonesia Persero Tbk PT	6,204,400	1,438,972
		3,216,281
Ireland — 2.3%
Medtronic PLC	52,418	4,442,950
Italy — 2.0%
Enel SpA	447,438	3,874,592
Japan — 1.5%
Tokyo Electron Ltd.	19,600	2,909,568
Mexico — 1.5%
Wal-Mart de Mexico SAB de CV	908,592	2,878,602
Netherlands — 3.3%
Stellantis NV	220,020	2,028,892
Universal Music Group NV	145,748	4,268,110
		6,297,002
Spain — 2.5%
Industria de Diseno Textil SA	88,841	4,754,400
Sweden — 2.2%
Sandvik AB	115,197	2,384,866
SKF AB, Cl. B	93,143	1,826,626
		4,211,492
Switzerland — 1.9%
Novartis AG	31,194	3,544,781
Taiwan — 1.1%
ASE Technology Holding Co. Ltd.	490,000	2,075,946
3

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 94.8% (continued)
United Kingdom — 9.6%
Anglo American PLC	85,865	2,321,831
AstraZeneca PLC	30,495	4,359,933
BAE Systems PLC	206,234	4,767,240
Barclays PLC	684,112	2,705,973
GSK PLC	206,088	4,074,484
		18,229,461
United States — 41.5%
Bristol-Myers Squibb Co.	46,257	2,322,101
Cisco Systems, Inc.	74,436	4,297,190
CME Group, Inc.	25,574	7,086,043
Diamondback Energy, Inc.	20,212	2,668,186
Dominion Energy, Inc.	77,758	4,228,480
Exelon Corp.	83,864	3,933,222
Expand Energy Corp.	21,087	2,190,939
First Horizon Corp.	143,091	2,587,085
Gilead Sciences, Inc.	28,128	2,996,757
International Paper Co.	78,705	3,595,245
Johnson & Johnson	25,414	3,972,462
Johnson Controls International PLC	40,096	3,364,054
Kenvue, Inc.	155,318	3,665,505
MetLife, Inc.	41,072	3,095,597
Molson Coors Beverage Co., Cl. B	73,148	4,208,205
NIKE, Inc., Cl. B	44,367	2,502,299
Omnicom Group, Inc.	20,326	1,548,028
PepsiCo, Inc.	25,186	3,414,718
Phillips 66	29,124	3,030,644
Starbucks Corp.	47,797	3,826,150
Sysco Corp.	45,996	3,284,114
Texas Instruments, Inc.	11,123	1,780,236
The Estee Lauder Companies, Inc., Cl. A	43,293	2,595,848
The Kraft Heinz Company	85,980	2,502,018
		78,695,126
Total Common Stocks (cost $158,822,822)		179,904,315

Preferred Dividend Rate (%)
Preferred Stocks — 1.7%
South Korea — 1.7%
Samsung Electronics Co. Ltd. (cost $3,020,541)	3.20	96,376	3,176,374

4

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — 2.6%
Registered Investment Companies — 2.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(b) (cost $5,031,229)	4.45	5,031,229	5,031,229
Total Investments (cost $166,874,592)		99.1%	188,111,918
Cash and Receivables (Net)		.9%	1,625,834
Net Assets		100.0%	189,737,752

(a)	Non-income producing security.
(b)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 10/31/2024	Purchases ($)†	Sales ($)	Value ($) 4/30/2025	Dividends/ Distributions ($)
Registered Investment Companies - 2.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 2.6%	-	42,034,578	(37,003,349)	5,031,229	39,221
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	-	22,341,220	(22,341,220)	-	1,545††
Total - 2.6%	-	64,375,798	(59,344,569)	5,031,229	40,766

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
5

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	161,843,363	183,080,689
Affiliated issuers	5,031,229	5,031,229
Cash denominated in foreign currency	316,178	328,230
Tax reclaim receivable—Note 1(b)		1,110,899
Receivable for investment securities sold		755,339
Dividends receivable		573,405
Receivable for shares of Beneficial Interest subscribed		59,959
Prepaid expenses		33,538
		190,973,288
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		153,169
Payable for investment securities purchased		696,520
Payable for shares of Beneficial Interest redeemed		301,095
Trustees’ fees and expenses payable		4,867
Interest payable—Note 2		2,118
Other accrued expenses		77,767
		1,235,536
Net Assets ($)		189,737,752
Composition of Net Assets ($):
Paid-in capital		155,640,862
Total distributable earnings (loss)		34,096,890
Net Assets ($)		189,737,752

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	50,217,223	4,058,911	127,804,069	7,657,549
Shares Outstanding	3,757,144	286,403	10,400,842	623,638
Net Asset Value Per Share ($)	13.37	14.17	12.29	12.28
See notes to financial statements.
6

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2025 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $284,576 foreign taxes withheld at source):
Unaffiliated issuers	3,411,394
Affiliated issuers	39,221
Affiliated income net of rebates from securities lending—Note 1(c)	1,545
Total Income	3,452,160
Expenses:
Management fee—Note 3(a)	772,935
Shareholder servicing costs—Note 3(c)	139,835
Professional fees	72,696
Registration fees	33,956
Distribution Plan fees—Note 3(b)	18,843
Custodian fees—Note 3(c)	18,528
Chief Compliance Officer fees—Note 3(c)	16,435
Trustees’ fees and expenses—Note 3(d)	11,798
Prospectus and shareholders’ reports	10,863
Interest expense—Note 2	2,637
Loan commitment fees—Note 2	2,414
Miscellaneous	9,183
Total Expenses	1,110,123
Less—reduction in fees due to earnings credits—Note 3(c)	(366)
Net Expenses	1,109,757
Net Investment Income	2,342,403
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	13,933,470
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(10,344,796)
Net Realized and Unrealized Gain (Loss) on Investments	3,588,674
Net Increase in Net Assets Resulting from Operations	5,931,077
See notes to financial statements.
7

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024

Operations ($):
Net investment income	2,342,403	6,518,372
Net realized gain (loss) on investments	13,933,470	21,981,568
Net change in unrealized appreciation (depreciation) on investments	(10,344,796)	26,351,220
Net Increase (Decrease) in Net Assets Resulting from Operations	5,931,077	54,851,160
Distributions ($):
Distributions to shareholders:
Class A	(4,642,832)	(4,077,865)
Class C	(428,444)	(643,561)
Class I	(14,281,676)	(20,900,317)
Class Y	(533,471)	(197,767)
Total Distributions	(19,886,423)	(25,819,510)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	4,124,515	9,961,053
Class C	127,726	341,959
Class I	14,059,284	37,154,400
Class Y	2,814,508	4,228,162
Distributions reinvested:
Class A	3,748,550	3,266,664
Class C	379,785	585,924
Class I	10,999,415	17,860,686
Class Y	423,684	114,547
Cost of shares redeemed:
Class A	(9,302,264)	(13,649,801)
Class C	(2,811,800)	(569,539)
Class I	(41,997,365)	(182,129,319)
Class Y	(651,638)	(654,255)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(18,085,600)	(128,579,519)
Total Increase (Decrease) in Net Assets	(32,040,946)	(99,547,869)
Net Assets ($):
Beginning of Period	221,778,698	321,326,567
End of Period	189,737,752	221,778,698
8

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024

Capital Share Transactions (Shares):
Class A(a)
Shares sold	307,540	737,194
Shares issued for distributions reinvested	290,880	249,604
Shares redeemed	(700,689)	(1,008,591)
Net Increase (Decrease) in Shares Outstanding	(102,269)	(21,793)
Class C(a)
Shares sold	9,153	24,368
Shares issued for distributions reinvested	27,825	42,736
Shares redeemed	(195,859)	(396,511)
Net Increase (Decrease) in Shares Outstanding	(158,881)	(329,407)
Class I
Shares sold	1,172,044	2,997,821
Shares issued for distributions reinvested	928,285	1,474,543
Shares redeemed	(3,524,632)	(14,764,815)
Net Increase (Decrease) in Shares Outstanding	(1,424,303)	(10,292,451)
Class Y
Shares sold	224,956	339,025
Shares issued for distributions reinvested	35,778	9,238
Shares redeemed	(53,218)	(51,119)
Net Increase (Decrease) in Shares Outstanding	207,516	297,144

(a)	During the period ended October 31, 2024, 2,547 Class C shares representing $38,984 were automatically converted to 2,687 Class A shares.
See notes to financial statements.
9

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Class A Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	14.15	12.64	13.51	16.25	12.40	13.99
Investment Operations:
Net investment income(a)	.14	.30	.35	.26	.28	.26
Net realized and unrealized gain (loss) on investments	.30	2.27	.53	(1.25)	3.84	(1.45)
Total from Investment Operations	.44	2.57	.88	(.99 )	4.12	(1.19)
Distributions:
Dividends from net investment income	(.09 )	(.33 )	(.33 )	(.25 )	(.27 )	(.27 )
Dividends from net realized gain on investments	(1.13)	(.73 )	(1.42)	(1.50)	-	(.13 )
Total Distributions	(1.22)	(1.06)	(1.75)	(1.75)	(.27 )	(.40 )
Net asset value, end of period	13.37	14.15	12.64	13.51	16.25	12.40
Total Return (%)(b)	3.47 (c)	21.18	6.45	(6.84)	33.36	(8.72)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.26 (d)	1.24	1.19	1.17	1.18	1.19
Ratio of net expenses to average net assets	1.26 (d),(e)	1.24 (e)	1.19 (e)	1.17 (e)	1.18	1.19
Ratio of net investment income to average net assets	2.10 (d),(e)	2.23 (e)	2.59 (e)	1.79 (e)	1.77	1.95
Portfolio Turnover Rate	25.75 (c)	52.55	60.96	52.78	26.61	18.42
Net Assets, end of period ($ x 1,000)	50,217	54,619	49,055	48,725	55,804	44,269

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
10

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Class C Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	14.92	13.26	14.09	16.86	12.85	14.47
Investment Operations:
Net investment income(a)	.09	.21	.26	.15	.15	.17
Net realized and unrealized gain (loss) on investments	.32	2.39	.55	(1.29)	4.00	(1.51)
Total from Investment Operations	.41	2.60	.81	(1.14)	4.15	(1.34)
Distributions:
Dividends from net investment income	(.03 )	(.21 )	(.22 )	(.13 )	(.14 )	(.15 )
Dividends from net realized gain on investments	(1.13)	(.73 )	(1.42)	(1.50)	-	(.13 )
Total Distributions	(1.16)	(.94 )	(1.64)	(1.63)	(.14 )	(.28 )
Net asset value, end of period	14.17	14.92	13.26	14.09	16.86	12.85
Total Return (%)(b)	3.00 (c)	20.29	5.59	(7.54)	32.34	(9.42)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.04 (d)	2.00	1.96	1.94	1.95	1.94
Ratio of net expenses to average net assets	2.04 (d),(e)	2.00 (e)	1.96 (e)	1.94 (e)	1.95	1.94
Ratio of net investment income to average net assets	1.22 (d),(e)	1.50 (e)	1.82 (e)	1.02 (e)	.97	1.21
Portfolio Turnover Rate	25.75 (c)	52.55	60.96	52.78	26.61	18.42
Net Assets, end of period ($ x 1,000)	4,059	6,643	10,274	13,578	18,165	24,255

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
11

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Class I Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	13.11	11.78	12.71	15.39	11.76	13.30
Investment Operations:
Net investment income(a)	.14	.31	.36	.28	.30	.28
Net realized and unrealized gain (loss) on investments	.28	2.12	.50	(1.17)	3.64	(1.39)
Total from Investment Operations	.42	2.43	.86	(.89 )	3.94	(1.11)
Distributions:
Dividends from net investment income	(.11 )	(.37 )	(.37 )	(.29 )	(.31 )	(.30 )
Dividends from net realized gain on investments	(1.13)	(.73 )	(1.42)	(1.50)	-	(.13 )
Total Distributions	(1.24)	(1.10)	(1.79)	(1.79)	(.31 )	(.43 )
Net asset value, end of period	12.29	13.11	11.78	12.71	15.39	11.76
Total Return (%)	3.60 (b)	21.54	6.68	(6.56)	33.67	(8.53)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.99 (c)	.96	.94	.92	.93	.94
Ratio of net expenses to average net assets	.99 (c),(d)	.96 (d)	.93 (d)	.92 (d)	.93	.94
Ratio of net investment income to average net assets	2.36 (c),(d)	2.46 (d)	2.86 (d)	2.05 (d)	2.02	2.22
Portfolio Turnover Rate	25.75 (b)	52.55	60.96	52.78	26.61	18.42
Net Assets, end of period ($ x 1,000)	127,804	155,063	260,597	262,292	234,242	190,883

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
12

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Class Y Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	13.10	11.78	12.70	15.39	11.75	13.29
Investment Operations:
Net investment income(a)	.16	.34	.26	.24	.30	.32
Net realized and unrealized gain (loss) on investments	.27	2.08	.61	(1.14)	3.65	(1.42)
Total from Investment Operations	.43	2.42	.87	(.90 )	3.95	(1.10)
Distributions:
Dividends from net investment income	(.12 )	(.37 )	(.37 )	(.29 )	(.31 )	(.31 )
Dividends from net realized gain on investments	(1.13)	(.73 )	(1.42)	(1.50)	-	(.13 )
Total Distributions	(1.25)	(1.10)	(1.79)	(1.79)	(.31 )	(.44 )
Net asset value, end of period	12.28	13.10	11.78	12.70	15.39	11.75
Total Return (%)	3.63 (b)	21.52	6.81	(6.59)	33.79	(8.47)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.94 (c)	.92	.92	.85	.92	.85
Ratio of net expenses to average net assets	.94 (c),(d)	.92 (d)	.91 (d)	.85 (d)	.92	.85
Ratio of net investment income to average net assets	2.57 (c),(d)	2.71 (d)	2.67 (d)	1.96 (d)	2.03	2.48
Portfolio Turnover Rate	25.75 (b)	52.55	60.96	52.78	26.61	18.42
Net Assets, end of period ($ x 1,000)	7,658	5,453	1,401	202	42	27

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
13

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Global Equity Income Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds III (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek total return (consisting of capital appreciation and income). BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of  The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management Limited (the “Sub-Adviser” or “NIM”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIM has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management North America, LLC (“NIMNA”), which enables NIMNA to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIMNA is subject to the supervision of NIM and the Adviser. NIMNA is also an affiliate of the Adviser. NIMNA’s principal office is located at One Boston Place, 201 Washington Street, Boston, MA 02108. NIMNA is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
14

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The following is a summary of the inputs used as of April 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	179,904,315	—	—	179,904,315
15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($) (continued)
Equity Securities - Preferred Stocks	3,176,374	—	—	3,176,374
Investment Companies	5,031,229	—	—	5,031,229
	188,111,918	—	—	188,111,918

†	See Statement of Investments for additional detailed categorizations, if any.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April 30, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2025, BNY earned $203 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of April 30, 2025, the fund had no securities on loan.
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events
16

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended April 30, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended October 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2024 were as follows: ordinary income $9,740,301 and long-term capital gains $16,079,209. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
During the period ended April 30, 2025, the fund was charged $2,637 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended April 30, 2025 was approximately $101,105 with a related weighted average annualized interest rate of 5.26%. As of April 30, 2025, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser and the Trust, the Trust had agreed to pay the Adviser a management fee computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.
During the period ended April 30, 2025, the Distributor retained $252 from commissions earned on sales of the fund’s Class A shares and $47 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended April 30, 2025, Class C shares were charged $18,843 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2025, Class A and Class C shares were charged $63,761 and $6,281, respectively, pursuant to the Shareholder Services Plan.
Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of  Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2025, the fund was charged $3,888 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $366.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2025, the fund was charged $18,528 pursuant to the custody agreement.
During the period ended April 30, 2025, the fund was charged $16,435 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $115,933, Distribution Plan fees of $2,448, Shareholder Services Plan fees of $10,802, Custodian fees of $20,310, Chief Compliance Officer fees of $2,406 and Transfer Agent fees of $1,270.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual
18

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2025, amounted to $53,096,440 and $94,175,407, respectively.
At April 30, 2025, accumulated net unrealized appreciation on investments was $21,237,326, consisting of $28,142,546 gross unrealized appreciation and $6,905,220 gross unrealized depreciation.
At April 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
19

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
20

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
21

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $28,233.
22

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Trustees (the “Board”) held on February 26-27, 2025, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management Limited (the “Sub-Adviser” or “NIM”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Management Agreement and the Sub-Investment Advisory Agreement, the “Agreements”), between NIM and Newton Investment Management North America, LLC (“NIMNA”), pursuant to which NIMNA provides certain advisory services to NIM for the benefit of the fund, including, but not limited to, portfolio management services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including that there are no soft dollar arrangements in place for the fund) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional global equity income funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional global equity income funds (the “Performance Universe”), all for various periods ended December 31, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional global equity income funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group median for all periods, except for the three- and ten-year periods when the fund’s total return performance was at or above the Performance Group median, and was above the Performance Universe median for all periods, except for the one- and two-year periods when the fund’s total return performance was below the Performance Universe median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices. The Board noted that the fund had a four star overall rating from Morningstar based on Morningstar’s risk-adjusted return measures.
23

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was equal to the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were approximately equivalent to the Expense Group median and higher than the Expense Universe median total expenses.
Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board was satisfied with the fund’s overall performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund
24

pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.
25

© 2025 BNY Mellon Securities Corporation
Code-6175NCSRSA0425

BNY Mellon International Bond Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
April 30, 2025

Class	Ticker
A	DIBAX
C	DIBCX
I	DIBRX
Y	DIBYX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon International Bond Fund
STATEMENT OF INVESTMENTS
April 30, 2025 (Unaudited)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 95.0%
Australia — 2.5%
New South Wales Treasury Corp., Govt. Gtd. Notes	AUD	1.75	3/20/2034	4,126,000	2,074,631
Queensland Treasury Corp., Govt. Gtd. Bonds(b)	AUD	1.75	7/20/2034	575,000	284,510
Treasury Corp. of Victoria, Govt. Gtd. Bonds	AUD	2.00	9/17/2035	206,000	99,751
Treasury Corp. of Victoria, Govt. Gtd. Notes	AUD	4.75	9/15/2036	1,686,000	1,045,311
					3,504,203
Austria — 1.6%
Austria, Sr. Unscd. Bonds(b)	EUR	2.90	2/20/2034	1,275,000	1,456,186
Raiffeisen Bank International AG, Sr. Notes	EUR	4.63	8/21/2029	100,000	116,939
Raiffeisen Bank International AG, Sub. Notes	EUR	2.88	6/18/2032	600,000	664,136
					2,237,261
Belgium — .6%
Belgium, Sr. Unscd. Notes, Ser. 98(b)	EUR	3.30	6/22/2054	775,000	803,368
Bermuda — .2%
RLGH Finance Bermuda Ltd., Gtd. Notes		8.25	7/17/2031	295,000	322,210
Brazil — 2.8%
Brazil Notas do Tesouro Nacional, Notes, Ser. F	BRL	10.00	1/1/2033	14,720,000	2,144,300
Brazil Notas do Tesouro Nacional, Notes, Ser. F	BRL	10.00	1/1/2035	12,348,000	1,738,398
					3,882,698
Canada — 5.4%
Canada, Bonds	CAD	1.75	12/1/2053	2,075,000	1,049,165
Canada, Bonds	CAD	3.25	12/1/2034	6,050,000	4,452,977
Ford Auto Securitization Trust II, Ser. 2022-AA, Cl. A3(b)	CAD	5.40	9/15/2028	1,107,000	824,276
GFL Environmental, Inc., Sr. Scd. Notes(b)		6.75	1/15/2031	400,000	416,300
Province of Ontario Canada, Sr. Unscd. Notes	CAD	4.60	12/2/2055	625,000	471,316
Province of Quebec Canada, Sr. Unscd. Debs.	CAD	4.40	12/1/2055	405,000	293,221
					7,507,255
Cayman Islands — .4%
Regatta XXV Funding Ltd. CLO, Ser. 2023-1A, Cl. A, (3 Month TSFR +1.90%)(b),(c)		6.16	7/15/2036	600,000	601,092
China — 6.3%
China, Bonds, Ser. INBK	CNY	1.61	2/15/2035	24,740,000	3,400,338
China, Bonds, Ser. INBK	CNY	1.92	1/15/2055	15,990,000	2,219,497
China, Bonds, Ser. INBK	CNY	2.60	9/1/2032	3,650,000	536,081
China, Bonds, Ser. INBK	CNY	3.00	10/15/2053	2,950,000	506,432
China, Bonds, Ser. INBK	CNY	3.73	5/25/2070	9,970,000	2,093,488
					8,755,836
Colombia — .9%
Colombian TES, Bonds, Ser. B	COP	13.25	2/9/2033	4,775,000,000	1,207,829
Denmark — .2%
Denmark, Bonds	DKK	4.50	11/15/2039	1,500,000	280,841
Finland — .4%
Finland, Sr. Unscd. Bonds, Ser. 10Y(b)	EUR	3.00	9/15/2033	500,000	576,947
France — 2.3%
France, Bonds, Ser. OAT(b)	EUR	2.75	2/25/2029	325,000	375,066
France, Bonds, Ser. OAT(b)	EUR	3.00	5/25/2054	160,000	153,950
France, Bonds, Ser. OAT(b)	EUR	3.25	5/25/2055	950,000	953,595
France, Bonds, Ser. OAT(b)	EUR	4.00	10/25/2038	560,000	673,001

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 95.0% (continued)
France — 2.3% (continued)
Kering SA, Sr. Unscd. Notes	EUR	3.38	3/11/2032	200,000	223,047
Kering SA, Sr. Unscd. Notes	EUR	3.63	9/5/2031	600,000	686,685
Suez SACA, Sr. Unscd. Notes	EUR	5.00	11/3/2032	100,000	123,510
					3,188,854
Germany — 7.5%
Aareal Bank AG, Sub. Notes	EUR	5.63	12/12/2034	300,000	337,487
Amprion GmbH, Sr. Unscd. Notes	EUR	3.97	9/22/2032	300,000	353,062
Bundesschatzanweisungen, Bonds	EUR	2.20	3/11/2027	6,000,000	6,859,803
Deutsche Bahn Finance GmbH, Gtd. Notes	EUR	0.63	4/15/2036	180,000	155,098
Deutsche Bahn Finance GmbH, Gtd. Notes	EUR	1.38	3/3/2034	400,000	399,426
Deutsche Bahn Finance GmbH, Gtd. Notes	EUR	1.63	8/16/2033	460,000	475,118
Deutsche Bahn Finance GmbH, Gtd. Notes	EUR	1.88	5/24/2030	495,000	543,635
Germany, Bonds	EUR	2.50	8/15/2054	600,000	627,927
Hamburg Commercial Bank AG, Sr. Notes	EUR	4.50	7/24/2028	500,000	585,884
Merck KGaA, Jr. Sub. Notes	EUR	3.88	8/27/2054	100,000	113,087
					10,450,527
Greece — .2%
Hellenic Republic, Sr. Unscd. Notes(b)	EUR	4.38	7/18/2038	247,000	300,859
Hungary — .1%
Hungary, Bonds, Ser. 33A	HUF	2.25	4/20/2033	44,000,000	90,818
Indonesia — .5%
Indonesia, Bonds, Ser. FR83	IDR	7.50	4/15/2040	10,580,000,000	660,243
Ireland — .4%
Ireland, Unscd. Bonds	EUR	2.60	10/18/2034	525,000	585,583
Italy — 3.6%
Autostrade per l’Italia SpA, Sr. Unscd. Notes	EUR	4.63	2/28/2036	216,000	246,941
Eni SpA, Sr. Unscd. Notes(b)		5.50	5/15/2034	200,000	198,365
Eni SpA, Sr. Unscd. Notes(b)		5.95	5/15/2054	442,000	416,625
Italy Buoni Poliennali Del Tesoro, Sr. Unscd. Bonds, Ser. 10Y	EUR	4.40	5/1/2033	2,125,000	2,610,483
Italy Buoni Poliennali Del Tesoro, Sr. Unscd. Bonds, Ser. 30Y(b)	EUR	2.45	9/1/2050	1,785,000	1,473,743
					4,946,157
Japan — 8.6%
Japan (20 Year Issue), Bonds, Ser. 183	JPY	1.40	12/20/2042	249,250,000	1,563,227
Japan (20 Year Issue), Bonds, Ser. 184	JPY	1.10	3/20/2043	427,800,000	2,540,620
Japan (30 Year Issue), Bonds, Ser. 66	JPY	0.40	3/20/2050	165,000,000	713,864
Japan (30 Year Issue), Bonds, Ser. 69	JPY	0.70	12/20/2050	122,050,000	563,344
Japan (30 Year Issue), Bonds, Ser. 83	JPY	2.20	6/20/2054	486,000,000	3,098,578
Japan (40 Year Issue), Bonds, Ser. 15	JPY	1.00	3/20/2062	132,100,000	539,053
Japan (40 Year Issue), Bonds, Ser. 17	JPY	2.20	3/20/2064	461,800,000	2,705,347
Nippon Life Insurance Co., Sub. Notes(b)		6.50	4/30/2055	200,000	203,032
					11,927,065
Jersey — 1.1%
AA Bond Co. Ltd., Sr. Scd. Notes, Ser. A8	GBP	5.50	7/31/2027	290,000	388,731
Ballyrock 24 Ltd. CLO, Ser. 2023-24A, Cl. A1, (3 Month TSFR +1.77%)(b),(c)		6.03	7/15/2036	545,000	545,693
Invesco US Ltd. CLO, Ser. 2023-3A, Cl. A, (3 Month TSFR +1.80%)(b),(c)		6.06	7/15/2036	575,000	575,890
					1,510,314
Luxembourg — .3%
P3 Group Sarl, Sr. Unscd. Notes	EUR	4.00	4/19/2032	400,000	452,163

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 95.0% (continued)
Malaysia — .9%
Malaysia, Bonds, Ser. 318	MYR	4.64	11/7/2033	5,100,000	1,267,888
Netherlands — 1.6%
Enel Finance International NV, Gtd. Notes	EUR	0.88	1/17/2031	300,000	301,701
Netherlands, Bonds(b)	EUR	2.50	7/15/2034	1,350,000	1,515,262
Sartorius Finance BV, Gtd. Notes	EUR	4.50	9/14/2032	400,000	473,666
					2,290,629
New Zealand — 3.9%
New Zealand, Unscd. Bonds, Ser. 433	NZD	3.50	4/14/2033	4,345,000	2,452,758
New Zealand, Unscd. Bonds, Ser. 532	NZD	2.00	5/15/2032	2,740,000	1,416,430
New Zealand, Unscd. Bonds, Ser. 534	NZD	4.25	5/15/2034	2,540,000	1,498,375
					5,367,563
Peru — .1%
Peru, Sr. Unscd. Bonds(b)	PEN	7.30	8/12/2033	440,000	128,541
Poland — .3%
Poland, Bonds, Ser. 1033	PLN	6.00	10/25/2033	1,375,000	385,484
Portugal — .4%
Portugal Obrigacoes do Tesouro OT, Sr. Unscd. Notes, Ser. 11Y(b)	EUR	2.88	10/20/2034	450,000	507,896
Romania — .7%
Romania, Bonds, Ser. 10Y	RON	7.20	10/30/2033	1,200,000	268,230
Romania, Sr. Unscd. Notes(b)	EUR	5.25	5/30/2032	318,000	345,497
Romania, Sr. Unscd. Notes(b)	EUR	5.88	7/11/2032	36,000	39,857
Romania, Sr. Unscd. Notes		6.38	1/30/2034	276,000	261,671
					915,255
Saudi Arabia — .2%
Saudi Arabia, Sr. Unscd. Notes(b)	EUR	3.38	3/5/2032	219,000	248,200
Singapore — .5%
Singapore, Bonds	SGD	3.38	9/1/2033	875,000	716,695
South Korea — 1.5%
Korea, Bonds, Ser. 3212	KRW	4.25	12/10/2032	1,193,700,000	937,419
Korea, Bonds, Ser. 5209	KRW	3.13	9/10/2052	1,450,000,000	1,146,535
					2,083,954
Spain — 3.7%
Cellnex Finance Co. SA, Gtd. Notes	EUR	2.00	9/15/2032	300,000	305,784
Cellnex Telecom SA, Sr. Unscd. Notes	EUR	1.75	10/23/2030	500,000	524,910
Spain, Sr. Unscd. Bonds(b)	EUR	0.70	4/30/2032	3,875,000	3,832,636
Spain, Sr. Unscd. Bonds(b)	EUR	3.25	4/30/2034	75,000	86,513
Spain, Sr. Unscd. Notes(b)	EUR	3.45	10/31/2034	375,000	437,777
					5,187,620
Supranational — 1.3%
European Union, Sr. Unscd. Bonds, Ser. NGEU	EUR	3.00	3/4/2053	548,963	546,395
European Union, Sr. Unscd. Notes, Ser. SURE	EUR	0.20	6/4/2036	1,475,000	1,224,315
					1,770,710
Sweden — .3%
Sweden, Bonds, Ser. 1066	SEK	2.25	5/11/2035	3,575,000	367,990
Switzerland — 1.2%
Swiss Confederation, Bonds	CHF	0.50	6/27/2032	1,390,000	1,728,585
United Kingdom — 10.5%
Gemgarto PLC, Ser. 2021-1A, Cl. A, (3 Month SONIO +0.59%)(b),(c)	GBP	5.37	12/16/2067	112,664	150,416
National Grid PLC, Sr. Unscd. Notes	EUR	0.75	9/1/2033	770,000	700,231
Northumbrian Water Finance PLC, Gtd. Notes	GBP	6.38	10/28/2034	519,000	716,498

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 95.0% (continued)
United Kingdom — 10.5% (continued)
Rio Tinto Finance USA PLC, Gtd. Notes		4.88	3/14/2030	136,000	138,115
Rio Tinto Finance USA PLC, Gtd. Notes		5.00	3/14/2032	160,000	161,181
Severn Trent Utilities Finance PLC, Gtd. Notes	GBP	5.25	4/4/2036	108,000	139,358
Tower Bridge Funding PLC, Ser. 2021-2, Cl. A, (3 Month SONIO +0.78%)(c)	GBP	5.26	11/20/2063	205,394	273,971
United Kingdom Gilt, Bonds	GBP	1.50	7/31/2053	5,500,000	3,376,129
United Kingdom Gilt, Bonds	GBP	4.25	7/31/2034	2,200,000	2,904,137
United Kingdom Gilt, Bonds	GBP	4.38	7/31/2054	2,350,000	2,738,485
United Kingdom Gilt, Bonds	GBP	4.50	6/7/2028	2,350,000	3,197,055
Yorkshire Water Finance PLC, Sr. Scd. Bonds	GBP	6.60	4/17/2031	100,000	140,000
					14,635,576
United States — 22.0%
A&D Mortgage Trust, Ser. 2023-NQM2, Cl. A1(b)		6.13	5/25/2068	352,555	354,258
Alexandria Real Estate Equities, Inc., Gtd. Notes		5.25	5/15/2036	243,000	233,915
Aligned Data Centers Issuer LLC, Ser. 2023-1A, Cl. A2(b)		6.00	8/17/2048	379,000	383,739
Alphabet, Inc., Sr. Unscd. Notes	EUR	3.88	5/6/2045	292,000	330,404
Alphabet, Inc., Sr. Unscd. Notes	EUR	4.00	5/6/2054	149,000	167,548
AMSR Trust, Ser. 2019-SFR1, Cl. B(b)		3.02	1/19/2039	525,000	513,900
Avis Budget Rental Car Funding AESOP LLC, Ser. 2023-8A, Cl. A(b)		6.02	2/20/2030	261,000	271,980
Carrier Global Corp., Sr. Unscd. Notes		5.90	3/15/2034	300,000	316,031
COLT Mortgage Loan Trust, Ser. 2023-2, Cl. A1(b)		6.60	7/25/2068	207,252	208,894
COLT Mortgage Loan Trust, Ser. 2023-4, Cl. A1(b)		7.16	10/25/2068	397,510	403,596
CyrusOne Data Centers Issuer I LLC, Ser. 2023-1A, Cl. B(b)		5.45	4/20/2048	110,552	107,820
CyrusOne Data Centers Issuer I LLC, Ser. 2023-2A, Cl. A2(b)		5.56	11/20/2048	394,000	396,795
ENT Auto Receivables Trust, Ser. 2023-1A, Cl. A3(b)		6.24	1/16/2029	192,000	194,187
FMC Corp., Sr. Unscd. Notes		5.65	5/18/2033	140,000	134,995
General Motors Financial Co., Inc., Sr. Unscd. Notes	EUR	4.00	7/10/2030	100,000	114,753
General Motors Financial Co., Inc., Sr. Unscd. Notes		5.63	4/4/2032	168,000	166,809
Kraft Heinz Foods Co., Gtd. Notes		5.20	3/15/2032	149,000	151,300
MetroNet Infrastructure Issuer LLC, Ser. 2024-1A, Cl. A2(b)		6.23	4/20/2054	123,114	126,630
Morgan Stanley, Sr. Unscd. Notes		6.63	11/1/2034	236,000	256,951
Mosaic Solar Loan Trust, Ser. 2023-2A, Cl. A(b)		5.36	9/22/2053	224,452	219,772
Retained Vantage Data Centers Issuer LLC, Ser. 2023-1A, Cl. A2A(b)		5.00	9/15/2048	515,000	511,698
SBA Tower Trust, Asset Backed Notes(b)		2.59	10/15/2031	695,000	603,227
Stack Infrastructure Issuer LLC, Ser. 2023-1A, Cl. A2(b)		5.90	3/25/2048	150,000	150,382
Sunnova Hestia I Issuer LLC, Ser. 2023-GRID1, Cl. 1A(b)		5.75	12/20/2050	89,796	90,870
The AES Corp., Sr. Unscd. Notes(d)		5.80	3/15/2032	84,000	83,840
The Goldman Sachs Group, Inc., Sr. Unscd. Notes		5.85	4/25/2035	194,000	200,102
The Williams Companies, Inc., Sr. Unscd. Notes		5.60	3/15/2035	350,000	353,202
U.S. Treasury Notes(d)		4.00	2/28/2030	4,700,000	4,761,688
U.S. Treasury Notes		4.00	3/31/2030	375,000	379,717
U.S. Treasury Notes(e)		4.63	2/15/2035	5,550,000	5,758,559
Vantage Data Centers Issuer LLC, Ser. 2023-1A, Cl. A2(b)		6.32	3/16/2048	583,000	588,321
Verus Securitization Trust, Ser. 2023-4, Cl. A1(b)		5.81	5/25/2068	200,231	200,470
Verus Securitization Trust, Ser. 2023-5, Cl. A1(b)		6.48	6/25/2068	211,399	212,937
WEA Finance LLC, Gtd. Notes		2.88	1/15/2027	283,000	274,681
WEA Finance LLC, Gtd. Notes(b)		2.88	1/15/2027	380,000	368,830
WEA Finance LLC, Gtd. Notes(b)		4.13	9/20/2028	93,000	91,102
WEA Finance LLC, Gtd. Notes(b)		4.63	9/20/2048	111,000	86,262

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 95.0% (continued)
United States — 22.0% (continued)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Gtd. Notes(b)	4.75	9/17/2044	856,000	682,839
TIF Funding III LLC, Ser. 2024-1A, Cl. A(b)	5.48	4/20/2049	525,525	534,646
Federal Home Loan Mortgage Corp.:
3.50, 8/1/2052(f)			475,491	429,586
5.50, 7/1/2054(f)			910,914	917,592
6.00, 9/1/2054-1/1/2055(f)			2,554,146	2,614,126
Federal National Mortgage Association:
3.50, 9/1/2052(f)			1,045,876	944,712
5.00, 10/1/2054(f)			967,380	952,312
5.50, 9/1/2054-10/1/2054(f)			1,806,196	1,816,416
6.00, 6/1/2054-1/1/2055(f)			1,871,012	1,916,932
				30,579,326
Total Bonds and Notes (cost $131,334,793)				131,974,035

	1-Day Yield (%)	Shares
Investment Companies — 6.7%
Registered Investment Companies — 6.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(g) (cost $9,272,873)	4.45	9,272,873	9,272,873
Investment of Cash Collateral for Securities Loaned — 0.0%
Registered Investment Companies — .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(g) (cost $86,520)	4.45	86,520	86,520
Total Investments (cost $140,694,186)		101.7%	141,333,428
Liabilities, Less Cash and Receivables		(1.7%)	(2,358,306)
Net Assets		100.0%	138,975,122

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CNY—Chinese Yuan Renminbi
COP—Colombian Peso
DKK—Danish Krone
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
JPY—Japanese Yen
KRW—South Korean Won
MYR—Malaysian Ringgit
NZD—New Zealand Dollar
PEN—Peruvian Sol
PLN—Polish Zloty
RON—Romanian New Leu

STATEMENT OF INVESTMENTS (Unaudited) (continued)
SEK—Swedish Krona
SGD—Singapore Dollar
SONIO—Sterling Overnight Index Average
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, these securities amounted to $25,428,248 or 18.3% of net assets.

(c)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(d)
Security, or portion thereof, on loan. At April 30, 2025, the value of the fund’s securities on loan was $1,350,246 and the value of the collateral was
$1,384,293, consisting of cash collateral of $86,520 and U.S. Government & Agency securities valued at $1,297,773.  In addition, the value of collateral may include pending sales that are also on loan.

(e)	Held or partially held by a broker as collateral for open over-the-counter derivative contracts.
(f)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(g)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 10/31/2024	Purchases ($)†	Sales ($)	Value ($) 4/30/2025	Dividends/ Distributions ($)
Registered Investment Companies - 6.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 6.7%	535,448	70,801,977	(62,064,552)	9,272,873	39,378
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	1,319,861	12,747,137	(13,980,478)	86,520	3,188††
Total - 6.7%	1,855,309	83,549,114	(76,045,030)	9,359,393	42,566

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
Euro-Bobl	78	6/6/2025	10,503,730(a)	10,570,782	67,052
Euro-Buxl 30 Year Bond	8	6/6/2025	1,104,844(a)	1,124,694	19,850
Euro-OAT	21	6/6/2025	2,976,008(a)	2,988,957	12,949
Euro-Schatz	86	6/6/2025	10,427,597(a)	10,480,018	52,421
5 Year U.S. Treasury Note	121	6/30/2025	13,100,178	13,212,632	112,454
U.S. Treasury Long-Term Bond	25	6/18/2025	2,925,025	2,915,625	(9,400)
Ultra 10 Year U.S. Treasury Note	51	6/18/2025	5,792,503	5,851,453	58,950
Futures Short
S&P/ASX Australian 10-Year Treasury Bond (Dollar Values Index)	17	6/16/2025	1,222,332(a)	1,251,970	(29,638)
Canadian 10 Year Bond	38	6/19/2025	3,407,004(a)	3,408,588	(1,584)
Euro-Bund	19	6/6/2025	2,796,156(a)	2,836,453	(40,297)
Japanese 10 Year Bond	7	6/13/2025	6,866,715(a)	6,885,928	(19,213)
Long Gilt	1	6/26/2025	123,217(a)	124,634	(1,417)
2 Year U.S. Treasury Note	44	6/30/2025	9,089,870	9,158,531	(68,661)
Ultra U.S. Treasury Bond	46	6/18/2025	5,537,067	5,567,438	(30,371)
Gross Unrealized Appreciation					323,676
Gross Unrealized Depreciation					(200,581)

(a)	Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

Options Written
Description/Contracts /Counterparty	Exercise Price	Expiration Date	Notional Amount ($)	Value ($)
Call Options:
Swaption Receiver Markit CDX North America Investment Grade Index Series 43, Payer 3 Month Fixed Rate of 1.00% terminating on 12/20/2029, Contracts 15,950,000, Bank of America Corp.	0.55	5/21/2025	15,950,000	(3,972)
Swaption Receiver Markit CDX North America Investment Grade Index Series 44, Payer 3 Month Fixed Rate of 1.00% terminating on 06/20/2030, Contracts 8,850,000, Goldman Sachs & Co. LLC	0.70	6/18/2025	8,850,000	(20,705)
Swaption Receiver Markit CDX North America Investment Grade Index Series 44, Payer 3 Month Fixed Rate of 1.00% terminating on 06/20/2030, Contracts 8,900,000, Goldman Sachs & Co. LLC	0.68	6/18/2025	8,900,000	(15,113)
Swaption Receiver Markit CDX North America Investment Grade Index Series 44, Payer 3 Month Fixed Rate of 1.00% terminating on 06/20/2030, Contracts 8,850,000, Goldman Sachs & Co. LLC	0.65	6/18/2025	8,850,000	(10,353)
Put Options:
Swaption Payer Markit CDX North America Investment Grade Index Series 43, Receiver 3 Month Fixed Rate of 1.00% terminating on 12/20/2029, Contracts 15,950,000, Bank of America Corp.	0.55	5/21/2025	15,950,000	(60,129)
Swaption Payer Markit CDX North America Investment Grade Index Series 44, Receiver 3 Month Fixed Rate of 1.00% terminating on 06/20/2030, Contracts 8,850,000, Goldman Sachs & Co. LLC	0.70	6/18/2025	8,850,000	(21,625)

STATEMENT OF INVESTMENTS (Unaudited) (continued)
Options Written (continued)
Description/Contracts /Counterparty	Exercise Price	Expiration Date	Notional Amount ($)	Value ($)
Swaption Payer Markit CDX North America Investment Grade Index Series 44, Receiver 3 Month Fixed Rate of 1.00% terminating on 06/20/2030, Contracts 8,900,000, Goldman Sachs & Co. LLC	0.68	6/18/2025	8,900,000	(26,185)
Swaption Payer Markit CDX North America Investment Grade Index Series 44, Receiver 3 Month Fixed Rate of 1.00% terminating on 06/20/2030, Contracts 8,850,000, Goldman Sachs & Co. LLC	0.65	6/18/2025	8,850,000	(31,473)
Total Options Written (premiums received $195,025)				(189,555)

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Bank of America Corp.
Australian Dollar	1,094,000	United States Dollar	695,310	5/9/2025	5,506
British Pound	1,438,000	United States Dollar	1,830,056	5/9/2025	86,372
Japanese Yen	8,423,000	United States Dollar	57,804	5/9/2025	1,165
United States Dollar	126,096	South Korean Won	185,511,000	5/9/2025	(4,483)
United States Dollar	111,436	Singapore Dollar	150,000	5/22/2025	(3,554)
Canadian Dollar	844,000	United States Dollar	610,079	5/22/2025	2,825
United States Dollar	362,272	South Korean Won	534,435,000	5/22/2025	(14,251)
Barclays Capital, Inc.
Mexican Peso	15,828,000	United States Dollar	773,075	5/9/2025	33,032
British Pound	78,000	United States Dollar	102,067	5/9/2025	1,884
British Pound	63,000	United States Dollar	82,930	5/9/2025	1,030
British Pound	125,000	United States Dollar	160,528	5/9/2025	6,060
United States Dollar	140,053	Euro	127,000	5/9/2025	(3,897)
British Pound	73,000	United States Dollar	96,127	5/9/2025	1,160
United States Dollar	291,767	Malaysian Ringgit	1,296,000	5/9/2025	(8,682)
United States Dollar	570,847	New Zealand Dollar	964,000	5/22/2025	(2,137)
United States Dollar	152,592	Norwegian Krone	1,616,000	5/22/2025	(2,743)
United States Dollar	145,708	Norwegian Krone	1,512,000	5/22/2025	370
Brazilian Real	364,000	United States Dollar	61,253	5/22/2025	2,529
United States Dollar	1,216,877	Euro	1,108,857	5/22/2025	(40,961)
British Pound	82,000	United States Dollar	109,233	5/22/2025	56
United States Dollar	622,791	Australian Dollar	979,000	5/22/2025	(4,447)
Canadian Dollar	188,000	United States Dollar	136,326	5/22/2025	197
Euro	36,000	United States Dollar	41,071	5/22/2025	(234)
United States Dollar	2,521,822	British Pound	1,973,585	5/22/2025	(108,545)
Japanese Yen	11,544,000	United States Dollar	81,688	5/22/2025	(749)
Euro	83,000	United States Dollar	94,819	5/22/2025	(668)
United States Dollar	1,160,496	Canadian Dollar	1,640,261	5/22/2025	(30,645)
Canadian Dollar	814,000	United States Dollar	586,004	5/22/2025	5,115
United States Dollar	261,428	New Zealand Dollar	444,000	5/22/2025	(2,478)
BNP Paribas Corp.
Israeli Shekel	1,171,000	United States Dollar	317,376	5/9/2025	4,465
Australian Dollar	322,000	United States Dollar	205,614	5/9/2025	659
Euro	648,000	United States Dollar	714,585	5/9/2025	19,901

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
BNP Paribas Corp. (continued)
United States Dollar	91,027	Swiss Franc	80,000	5/9/2025	(6,006)
Euro	35,000	United States Dollar	39,937	5/22/2025	(235)
Chinese Yuan Renminbi	2,724,000	United States Dollar	370,285	5/22/2025	5,112
Swiss Franc	33,000	United States Dollar	40,509	5/22/2025	(420)
United States Dollar	279,972	New Zealand Dollar	500,000	5/22/2025	(17,219)
United States Dollar	146,140	New Zealand Dollar	252,000	5/22/2025	(3,644)
United States Dollar	162,035	Swiss Franc	132,000	5/22/2025	1,679
New Zealand Dollar	283,482	United States Dollar	157,596	5/22/2025	10,901
United States Dollar	21,245	British Pound	15,866	5/22/2025	99
Euro	656,000	United States Dollar	747,382	5/22/2025	(3,246)
United States Dollar	537,132	Australian Dollar	872,000	5/22/2025	(21,552)
Swiss Franc	140,000	United States Dollar	168,823	5/22/2025	1,251
Euro	36,000	United States Dollar	40,952	5/22/2025	(115)
United States Dollar	158,603	Chinese Yuan Renminbi	1,156,000	5/22/2025	(706)
United States Dollar	369,347	British Pound	278,000	5/22/2025	(1,168)
Euro	206,000	United States Dollar	233,939	5/22/2025	(262)
Norwegian Krone	1,469,000	United States Dollar	134,292	5/22/2025	6,913
United States Dollar	192,943	Canadian Dollar	273,000	5/22/2025	(5,307)
Swiss Franc	33,000	United States Dollar	40,619	5/22/2025	(530)
Japanese Yen	5,773,000	United States Dollar	40,571	5/22/2025	(95)
United States Dollar	166,958	Norwegian Krone	1,742,000	5/22/2025	(489)
United States Dollar	1,102,356	Swiss Franc	934,895	5/22/2025	(33,368)
Euro	36,000	United States Dollar	40,829	5/22/2025	8
Canadian Dollar	298,000	United States Dollar	214,833	5/22/2025	1,571
New Zealand Dollar	725,689	United States Dollar	430,211	5/22/2025	1,125
United States Dollar	6,608,369	Euro	6,040,000	5/22/2025	(243,135)
Canadian Dollar	93,000	United States Dollar	67,373	5/22/2025	163
United States Dollar	251,691	New Zealand Dollar	443,000	5/22/2025	(11,620)
Australian Dollar	616,708	United States Dollar	393,002	5/22/2025	2,118
Japanese Yen	5,782,000	United States Dollar	40,605	5/22/2025	(66)
New Zealand Dollar	232,000	United States Dollar	133,288	5/22/2025	4,608
Citigroup Global Markets, Inc.
Colombian Peso	1,178,390,000	United States Dollar	281,272	5/9/2025	(2,754)
Thai Baht	29,664,264	United States Dollar	869,104	5/9/2025	19,512
Euro	5,361,000	United States Dollar	5,857,983	5/9/2025	218,531
Swedish Krona	10,163,000	United States Dollar	1,019,034	5/9/2025	33,012
United States Dollar	132,438	Euro	120,000	5/9/2025	(3,578)
United States Dollar	1,188,731	Chinese Yuan Renminbi	8,540,000	5/9/2025	12,092
Norwegian Krone	2,367,000	United States Dollar	226,569	5/9/2025	954
Peruvian Sol	276,000	United States Dollar	75,125	5/9/2025	140
Euro	219,000	United States Dollar	252,181	5/9/2025	(3,952)
United States Dollar	903,688	Australian Dollar	1,501,000	5/22/2025	(57,992)
United States Dollar	142,542	Euro	127,000	5/22/2025	(1,522)
United States Dollar	351,260	British Pound	265,000	5/22/2025	(1,928)
New Zealand Dollar	246,311	United States Dollar	146,560	5/22/2025	(157)

STATEMENT OF INVESTMENTS (Unaudited) (continued)
Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Citigroup Global Markets, Inc. (continued)
United States Dollar	90,557	South Korean Won	133,716,000	5/22/2025	(3,649)
United States Dollar	108,829	Brazilian Real	623,000	5/22/2025	(338)
British Pound	149,000	United States Dollar	198,366	5/22/2025	219
Goldman Sachs & Co. LLC
Euro	315,000	United States Dollar	358,717	5/9/2025	(1,675)
Hong Kong Dollar	245,000	United States Dollar	31,522	5/9/2025	71
United States Dollar	676,401	Australian Dollar	1,080,000	5/9/2025	(15,446)
Canadian Dollar	316,000	United States Dollar	221,212	5/9/2025	8,110
United States Dollar	52,500	South African Rand	968,000	5/9/2025	497
Euro	707,000	United States Dollar	802,372	5/9/2025	(1,011)
Japanese Yen	5,774,000	United States Dollar	40,741	5/22/2025	(257)
Canadian Dollar	188,000	United States Dollar	135,731	5/22/2025	793
Swiss Franc	33,000	United States Dollar	40,705	5/22/2025	(616)
United States Dollar	197,459	Norwegian Krone	2,138,000	5/22/2025	(8,053)
Swiss Franc	67,000	United States Dollar	81,876	5/22/2025	(483)
United States Dollar	2,696,192	Chinese Yuan Renminbi	19,850,000	5/22/2025	(39,357)
United States Dollar	67,847	Canadian Dollar	94,000	5/22/2025	(415)
Canadian Dollar	93,000	United States Dollar	67,057	5/22/2025	479
Euro	686,000	United States Dollar	759,347	5/22/2025	18,820
Swiss Franc	33,000	United States Dollar	40,527	5/22/2025	(438)
Japanese Yen	5,760,000	United States Dollar	40,530	5/22/2025	(145)
United States Dollar	337,132	Norwegian Krone	3,678,000	5/22/2025	(16,410)
United States Dollar	1,205,666	Colombian Peso	5,271,629,000	5/22/2025	(37,851)
Canadian Dollar	93,000	United States Dollar	67,139	5/22/2025	397
United States Dollar	307,968	Swedish Krona	2,987,000	5/22/2025	(1,482)
Euro	100,000	United States Dollar	113,778	5/22/2025	(343)
United States Dollar	3,330,741	Swedish Krona	33,256,574	5/22/2025	(114,609)
Norwegian Krone	1,855,000	United States Dollar	168,698	5/22/2025	9,611
HSBC Securities (USA), Inc.
United States Dollar	349,291	British Pound	264,000	5/9/2025	(2,543)
United States Dollar	249,495	Chinese Yuan Renminbi	1,814,000	5/9/2025	(227)
Euro	12,426,000	United States Dollar	13,445,601	5/9/2025	638,855
United States Dollar	90,880	Euro	84,000	5/9/2025	(4,331)
British Pound	235,000	United States Dollar	311,806	5/9/2025	1,380
Euro	1,005,000	United States Dollar	1,143,075	5/9/2025	(3,942)
United States Dollar	177,818	Euro	161,000	5/9/2025	(4,670)
United States Dollar	7,547,791	Euro	6,641,000	5/9/2025	20,439
Hungarian Forint	64,310,000	United States Dollar	172,409	5/9/2025	7,648
Czech Koruna	9,054,000	United States Dollar	392,528	5/9/2025	18,577
South Korean Won	1,336,532,000	United States Dollar	908,940	5/9/2025	31,829
Chinese Yuan Renminbi	305,000	United States Dollar	41,907	5/9/2025	81
Chinese Yuan Renminbi	49,999,000	United States Dollar	6,884,380	5/9/2025	(1,313)
United States Dollar	67,153	Singapore Dollar	90,000	5/9/2025	(1,792)
Danish Krone	1,728,000	United States Dollar	250,892	5/9/2025	11,515
New Zealand Dollar	76,000	United States Dollar	45,504	5/9/2025	(349)

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
HSBC Securities (USA), Inc. (continued)
Indonesian Rupiah	8,025,015,000	United States Dollar	478,626	5/9/2025	4,612
United States Dollar	4,551,121	British Pound	3,522,000	5/9/2025	(142,662)
Chinese Yuan Renminbi	22,300,000	United States Dollar	3,061,018	5/9/2025	8,891
Chilean Peso	135,187,000	United States Dollar	142,477	5/9/2025	275
Chinese Yuan Renminbi	2,297,000	United States Dollar	315,627	5/22/2025	925
United States Dollar	179,830	Australian Dollar	282,000	5/22/2025	(845)
United States Dollar	243,364	Canadian Dollar	337,000	5/22/2025	(1,362)
Australian Dollar	4,267,416	United States Dollar	2,583,888	5/22/2025	150,213
Canadian Dollar	633,000	United States Dollar	458,264	5/22/2025	1,414
Swiss Franc	330,000	United States Dollar	402,963	5/22/2025	(2,074)
Japanese Yen	17,341,000	United States Dollar	120,654	5/22/2025	929
Swiss Franc	218,000	United States Dollar	269,771	5/22/2025	(4,941)
Euro	327,000	United States Dollar	372,636	5/22/2025	(1,702)
United States Dollar	306,728	Australian Dollar	483,000	5/22/2025	(2,727)
Australian Dollar	488,000	United States Dollar	292,946	5/22/2025	19,712
United States Dollar	186,970	Canadian Dollar	258,000	5/22/2025	(387)
Japanese Yen	68,889,000	United States Dollar	477,101	5/22/2025	5,900
Canadian Dollar	592,000	United States Dollar	429,251	5/22/2025	653
South Korean Won	231,460,000	United States Dollar	160,072	5/22/2025	2,997
United States Dollar	109,351	Chinese Yuan Renminbi	795,000	5/22/2025	(208)
Australian Dollar	165,292	United States Dollar	106,110	5/22/2025	(209)
United States Dollar	293,498	Japanese Yen	42,866,245	5/22/2025	(7,051)
United States Dollar	371,117	British Pound	277,134	5/22/2025	1,756
Norwegian Krone	17,063,475	United States Dollar	1,566,850	5/22/2025	73,350
United States Dollar	122,654	Indonesian Rupiah	2,081,907,000	5/22/2025	(2,649)
Australian Dollar	128,000	United States Dollar	82,065	5/22/2025	(57)
Canadian Dollar	245,000	United States Dollar	172,853	5/22/2025	5,064
United States Dollar	346,011	British Pound	258,000	5/22/2025	2,152
Chinese Yuan Renminbi	1,639,000	United States Dollar	223,260	5/22/2025	2,613
British Pound	279,000	United States Dollar	369,555	5/22/2025	2,293
United States Dollar	759,964	New Zealand Dollar	1,351,000	5/22/2025	(43,045)
J.P. Morgan Securities LLC
Brazilian Real	22,737,000	United States Dollar	3,940,896	5/5/2025	60,708
United States Dollar	3,940,828	Brazilian Real	22,737,000	5/5/2025	(60,776)
United States Dollar	55,903	British Pound	42,000	5/9/2025	(71)
United States Dollar	98,614	Euro	90,000	5/9/2025	(3,398)
Euro	12,426,000	United States Dollar	13,442,360	5/9/2025	642,096
Norwegian Krone	4,205,000	United States Dollar	393,655	5/22/2025	10,544
Japanese Yen	52,665,000	United States Dollar	367,360	5/22/2025	1,890
Euro	618,000	United States Dollar	703,610	5/22/2025	(2,578)
United States Dollar	470,199	Euro	410,000	5/22/2025	5,113
United States Dollar	3,025,859	Japanese Yen	442,615,000	5/22/2025	(77,450)
United States Dollar	25,627	Mexican Peso	530,000	5/22/2025	(1,318)
United States Dollar	649,784	British Pound	509,000	5/22/2025	(28,605)
Japanese Yen	30,739,000	United States Dollar	215,584	5/22/2025	(63)

STATEMENT OF INVESTMENTS (Unaudited) (continued)
Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
J.P. Morgan Securities LLC (continued)
South Korean Won	171,434,000	United States Dollar	120,743	5/22/2025	37
United States Dollar	432,224	Canadian Dollar	613,000	5/22/2025	(12,930)
Canadian Dollar	197,000	United States Dollar	142,358	5/22/2025	701
Swedish Krona	7,069,000	United States Dollar	721,084	5/22/2025	11,258
New Zealand Dollar	156,518	United States Dollar	86,901	5/22/2025	6,130
United States Dollar	3,914,132	Brazilian Real	22,737,000	6/3/2025	(58,076)
Morgan Stanley & Co. LLC
United States Dollar	4,875,369	New Zealand Dollar	8,538,000	5/9/2025	(197,496)
Euro	147,000	United States Dollar	166,999	5/9/2025	(379)
Chinese Yuan Renminbi	49,999,000	United States Dollar	6,885,596	5/9/2025	(2,529)
Polish Zloty	853,000	United States Dollar	220,254	5/9/2025	5,350
British Pound	209,000	United States Dollar	279,231	5/22/2025	(679)
United States Dollar	115,305	Euro	102,000	5/22/2025	(399)
Swedish Krona	1,840,000	United States Dollar	183,769	5/22/2025	6,854
United States Dollar	106,445	Hungarian Forint	39,642,000	5/22/2025	(4,472)
Japanese Yen	29,277,000	United States Dollar	205,728	5/22/2025	(458)
United States Dollar	135,567	New Zealand Dollar	228,000	5/22/2025	48
Chinese Yuan Renminbi	2,088,000	United States Dollar	286,864	5/22/2025	885
United States Dollar	164,483	Japanese Yen	23,149,000	5/22/2025	2,179
RBC Capital Markets LLC
Japanese Yen	2,164,421,000	United States Dollar	14,540,827	5/9/2025	612,384
United States Dollar	5,389,475	Chinese Yuan Renminbi	39,375,000	5/9/2025	(31,048)
Chinese Yuan Renminbi	50,000,000	United States Dollar	6,883,703	5/9/2025	(499)
United States Dollar	129,195	British Pound	98,000	5/22/2025	(1,419)
UBS Securities LLC
New Zealand Dollar	778,000	United States Dollar	432,466	5/9/2025	29,784
Gross Unrealized Appreciation					2,941,146
Gross Unrealized Depreciation					(1,605,847)

Centrally Cleared Credit Default Swaps
Reference Obligations	Maturity Date	Notional Amount ($)(a)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
Purchased Contracts:(b)
Markit iTraxx Europe Crossover Index Series 43, Paid 3 Month Fixed Rate of 5.00%	6/20/2030	1,302,777	(91,597)	(37,800)	(53,797)
Markit CDX North America Investment Grade Index Series 44, Paid 3 Month Fixed Rate of 1.00%	6/20/2030	15,865,000	(252,417)	(235,250)	(17,166)

Centrally Cleared Credit Default Swaps (continued)
Reference Obligations	Maturity Date	Notional Amount ($)(a)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
Sold Contracts:(c)
Markit iTraxx Europe Index Series 43, Received 3 Month Fixed Rate of 1.00%	6/20/2030	58,081,219	961,779	416,294	545,485
Gross Unrealized Appreciation					545,485
Gross Unrealized Depreciation					(70,963)

(a)
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(b)
If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

(c)
If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

OTC Credit Default Swaps
Reference Obligations/ Counterparty	Maturity Date	Notional Amount ($)(a)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
Purchased Contracts:(b)
Bank of America Corp.
YUM! Brands, 3.63%, 3/15/2031, Paid 3 Month Fixed Rate of 1.00%	12/20/2029	420,000	(866)	(1,390)	524
YUM! Brands, 3.63%, 3/15/2031, Paid 3 Month Fixed Rate of 1.00%	12/20/2029	280,000	(577)	(1,147)	570
BNP Paribas Corp.
Intesa Sanpaolo S.p.A., 4.20%, 6/1/2032, Paid 3 Month Fixed Rate of 1.00%	12/20/2029	725,024	5,233	14,658	(9,425)
UniCredit S.p.A., 2.73%, 1/15/2032, Paid 3 Month Fixed Rate of 1.00%	12/20/2029	702,367	6,988	15,871	(8,883)
Citigroup Global Markets, Inc.
Mediobanca Banca di Credito Finanziario SpA, 2.30%, 11/23/2030, Paid 3 Month Fixed Rate of 1.00%	12/20/2029	362,512	3,498	6,955	(3,457)
Goldman Sachs & Co. LLC
Transdigm, 5.50%, 11/15/2027, Paid 3 Month Fixed Rate of 5.00%	12/20/2029	290,000	(43,150)	(42,903)	(247)
J.P. Morgan Securities LLC
Ford Motor Company, 4.35%, 12/08/2026, Paid 3 Month Fixed Rate of 5.00%	12/20/2029	360,000	(40,610)	(50,364)	9,754
Sold Contracts:(c)
BNP Paribas Corp.
Electrolux AB, 2.50%, 5/18/2030, Received 3 Month Fixed Rate of 1.00%	12/20/2029	169,927	(5,897)	(2,506)	(3,391)
Electrolux AB, 2.50%, 5/18/2030, Received 3 Month Fixed Rate of 1.00%	12/20/2029	67,971	(2,359)	(1,319)	(1,040)
Electrolux AB, 2.50%, 5/18/2030, Received 3 Month Fixed Rate of 1.00%	12/20/2029	79,299	(2,752)	(1,483)	(1,269)

STATEMENT OF INVESTMENTS (Unaudited) (continued)
OTC Credit Default Swaps (continued)
Reference Obligations/ Counterparty	Maturity Date	Notional Amount ($)(a)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
Sold Contracts: (continued)(c)
Goldman Sachs & Co. LLC
Electrolux AB, 2.50%, 5/18/2030, Received 3 Month Fixed Rate of 1.00%	6/20/2029	328,526	(7,556)	(7,943)	387
Virgin Media Finance PLC, 3.75%, 7/15/2030, Received 3 Month Fixed Rate of 5.00%	12/20/2029	317,198	17,496	10,729	6,767
Electrolux AB, 2.50%, 5/18/2030, Received 3 Month Fixed Rate of 1.00%	12/20/2029	90,628	(3,145)	(1,268)	(1,877)
Gross Unrealized Appreciation					18,002
Gross Unrealized Depreciation					(29,589)

(a)
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(b)
If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

(c)
If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

Centrally Cleared Interest Rate Swaps
Received Reference Entity	Paid Reference Entity	Maturity Date	Notional Amount ($)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
EUR Maturity Fixed at 2.80%	EUR - CPTFEMU at Maturity	7/28/2053	2,700,714	541,639	459,324	82,315
USD - CPURNSA at Maturity	USD Maturity Fixed at 2.53%	7/28/2053	2,157,000	(81,231)	(30,188)	(51,043)
USD - CPURNSA at Maturity	USD Maturity Fixed at 2.45%	12/7/2053	1,277,000	(32,948)	(32,070)	(878)
GBP Maturity Fixed at 3.45%	GBP - UKRPI at Maturity	9/15/2034	5,330,800	88,893	(16,988)	105,881
GBP Maturity Fixed at 3.70%	GBP - UKRPI at Maturity	4/5/2034	2,625,419	104,712	106,769	(2,057)
Gross Unrealized Appreciation						188,196
Gross Unrealized Depreciation						(53,978)

CPTFEMU—Eurostat Eurozone HICP Ex Tobacco Unrevised NSA
CPURNSA—US CPI Urban Consumers NSA
EUR—Euro
GBP—British Pound
UKRPI—UK RPI All Items NSA

USD—United States Dollar

OTC Total Return Swaps
Received Reference Entity	Paid Reference Entity	Counterparties	Maturity Date	Notional Amount ($)	Unrealized Appreciation (Depreciation) ($)
USD - 3 Month SOFRRATE at 4.35%	USD - IBOXIG at Maturity	J.P. Morgan Securities LLC	9/22/2025	10,828,951	25,859
USD - 3 Month SOFRRATE at 4.35%	USD - IBOXIG at Maturity	Morgan Stanley & Co. LLC	9/22/2025	1,940,855	19,042
USD - 3 Month SOFRRATE at 4.35%	USD - IBOXIG at Maturity	Goldman Sachs & Co. LLC	9/22/2025	4,015,977	(45,930)
USD - 3 Month SOFRRATE at 4.35%	USD - IBOXIG at Maturity	J.P. Morgan Securities LLC	9/22/2025	2,033,406	(23,255)
USD - IBOXHY at Maturity	USD - 3 Month SOFRRATE at 4.35%	J.P. Morgan Securities LLC	9/22/2025	1,127,344	21,761
USD - 3 Month SOFRRATE at 4.35%	USD - IBOXIG at Maturity	Morgan Stanley & Co. LLC	9/22/2025	1,951,271	(41,628)
Gross Unrealized Appreciation					66,662
Gross Unrealized Depreciation					(110,813)

IBOXHY—Markit iBoxx $ High Yield Corporate Bond Index
IBOXIG—Markit iBoxx $ Investment Grade Corporate Bond Index
SOFRRATE—Secured Overnight Financing Rate
USD—United States Dollar
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $1,350,246)—Note 1(c):
Unaffiliated issuers	131,334,793	131,974,035
Affiliated issuers	9,359,393	9,359,393
Cash denominated in foreign currency	500,560	505,969
Cash collateral held by broker—Note 4		3,467,191
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		2,941,146
Dividends, interest and securities lending income receivable		1,367,597
Receivable for investment securities sold		113,153
Unrealized appreciation on over-the-counter swap agreements—Note 4		84,664
Over-the-counter swap upfront payments—Note 4		48,213
Receivable for futures variation margin—Note 4		39,860
Receivable for shares of Beneficial Interest subscribed		16,786
Tax reclaim receivable—Note 1(b)		9,545
Prepaid expenses		36,656
		149,964,208
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		79,929
Cash overdraft due to Custodian		29,181
Payable for investment securities purchased		8,565,973
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		1,605,847
Outstanding options written, at value (premiums received $195,025)—Note 4		189,555
Unrealized depreciation on over-the-counter swap agreements—Note 4		140,402
Over-the-counter swap upfront receipts—Note 4		110,323
Liability for securities on loan—Note 1(c)		86,520
Payable for shares of Beneficial Interest redeemed		69,377
Payable for swap variation margin—Note 4		13,389
Trustees’ fees and expenses payable		6,525
Other accrued expenses		92,065
		10,989,086
Net Assets ($)		138,975,122
Composition of Net Assets ($):
Paid-in capital		341,305,350
Total distributable earnings (loss)		(202,330,228)
Net Assets ($)		138,975,122

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	20,274,961	471,482	85,508,530	32,720,149
Shares Outstanding	1,571,734	39,049	6,469,784	2,462,286
Net Asset Value Per Share ($)	12.90	12.07	13.22	13.29
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2025 (Unaudited)

Investment Income ($):
Income:
Interest (net of $12,293 foreign taxes withheld at source)	2,723,196
Dividends:
Affiliated issuers	39,378
Affiliated income net of rebates from securities lending—Note 1(c)	3,188
Total Income	2,765,762
Expenses:
Management fee—Note 3(a)	337,175
Shareholder servicing costs—Note 3(c)	93,672
Professional fees	48,041
Registration fees	32,650
Chief Compliance Officer fees—Note 3(c)	15,402
Custodian fees—Note 3(c)	13,537
Prospectus and shareholders’ reports	10,768
Trustees’ fees and expenses—Note 3(d)	7,143
Loan commitment fees—Note 2	2,339
Distribution Plan fees—Note 3(b)	2,009
Miscellaneous	23,451
Total Expenses	586,187
Less—reduction in expenses due to undertaking—Note 3(a)	(12,366)
Less—reduction in fees due to earnings credits—Note 3(c)	(452)
Net Expenses	573,369
Net Investment Income	2,192,393
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	429,235
Net realized gain (loss) on futures	1,091,617
Net realized gain (loss) on options transactions	(5,858)
Net realized gain (loss) on forward foreign currency exchange contracts	(1,494,828)
Net realized gain (loss) on swap agreements	188,289
Net Realized Gain (Loss)	208,455
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	1,889,200
Net change in unrealized appreciation (depreciation) on futures	(448,057)
Net change in unrealized appreciation (depreciation) on options transactions	335
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	2,264,623
Net change in unrealized appreciation (depreciation) on swap agreements	273,430
Net Change in Unrealized Appreciation (Depreciation)	3,979,531
Net Realized and Unrealized Gain (Loss) on Investments	4,187,986
Net Increase in Net Assets Resulting from Operations	6,380,379
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024

Operations ($):
Net investment income	2,192,393	5,040,363
Net realized gain (loss) on investments	208,455	(7,527,844)
Net change in unrealized appreciation (depreciation) on investments	3,979,531	21,770,165
Net Increase (Decrease) in Net Assets Resulting from Operations	6,380,379	19,282,684
Distributions ($):
Distributions to shareholders:
Class A	(464,923)	-
Class C	(13,463)	-
Class I	(1,875,241)	-
Class Y	(706,278)	-
Total Distributions	(3,059,905)	-
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	1,154,310	2,752,537
Class C	23,749	18,772
Class I	24,695,029	22,509,255
Class Y	258,218	13,328,701
Distributions reinvested:
Class A	429,832	-
Class C	9,580	-
Class I	1,676,604	-
Class Y	601,102	-
Cost of shares redeemed:
Class A	(2,609,231)	(4,329,766)
Class C	(354,568)	(778,467)
Class I	(31,092,422)	(73,716,614)
Class Y	(1,454,430)	(29,912,382)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(6,662,227)	(70,127,964)
Total Increase (Decrease) in Net Assets	(3,341,753)	(50,845,280)
Net Assets ($):
Beginning of Period	142,316,875	193,162,155
End of Period	138,975,122	142,316,875

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024

Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	93,204	219,904
Shares issued for distributions reinvested	35,612	-
Shares redeemed	(210,996)	(349,612)
Net Increase (Decrease) in Shares Outstanding	(82,180)	(129,708)
Class C(a)
Shares sold	2,066	1,603
Shares issued for distributions reinvested	844	-
Shares redeemed	(30,662)	(65,904)
Net Increase (Decrease) in Shares Outstanding	(27,752)	(64,301)
Class I(b)
Shares sold	1,949,314	1,774,268
Shares issued for distributions reinvested	135,648	-
Shares redeemed	(2,455,376)	(5,775,471)
Net Increase (Decrease) in Shares Outstanding	(370,414)	(4,001,203)
Class Y
Shares sold	20,375	1,042,447
Shares issued for distributions reinvested	48,359	-
Shares redeemed	(113,939)	(2,367,104)
Net Increase (Decrease) in Shares Outstanding	(45,205)	(1,324,657)

(a)
During the period ended April 30, 2025, 94 Class C shares representing $1,081 were automatically converted to 88 Class A shares and during the period ended
October 31, 2024, 165 Class C shares representing $1,937 were automatically converted to 156 Class A shares.

(b)	During the period ended October 31, 2024, 219 Class A shares representing $2,697 were exchanged for 215 Class I shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Class A Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	12.60	11.42	11.13	14.81	15.33	15.04
Investment Operations:
Net investment income(a)	.19	.36	.28	.10	.12	.12
Net realized and unrealized gain (loss) on investments	.39	.82	.01	(3.52)	(.25 )	.17 (b)
Total from Investment Operations	.58	1.18	.29	(3.42)	(.13 )	.29
Distributions:
Dividends from net investment income	(.28 )	-	-	(.26 )	(.39 )	-
Net asset value, end of period	12.90	12.60	11.42	11.13	14.81	15.33
Total Return (%)(c)	4.77 (d)	10.24	2.61	(23.48)	(1.03)	1.93
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.15 (e)	1.21	1.10	1.57	1.80	1.66
Ratio of net expenses to average net assets(f)	1.02 (e)	1.03 (g)	1.02 (g)	1.02 (g)	1.02	1.02
Ratio of net investment income to average net assets(f)	3.07 (e)	2.90 (g)	2.37 (g)	.78 (g)	.77	.83
Portfolio Turnover Rate	78.43 (d)	127.52	119.74	172.43	141.06	103.49
Net Assets, end of period ($ x 1,000)	20,275	20,832	20,362	25,223	41,115	43,274

(a)	Based on average shares outstanding.
(b)
In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

(c)	Exclusive of sales charge.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount inclusive of reduction in expenses due to undertaking.
(g)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Class C Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	11.84	10.83	10.65	14.20	14.76	14.58
Investment Operations:
Net investment income(a)	.12	.23	.18	.00 (b)	.01	.03
Net realized and unrealized gain (loss) on investments	.36	.78	.00 (b)	(3.37)	(.26 )	.15 (c)
Total from Investment Operations	.48	1.01	.18	(3.37)	(.25 )	.18
Distributions:
Dividends from net investment income	(.25 )	-	-	(.18 )	(.31 )	-
Net asset value, end of period	12.07	11.84	10.83	10.65	14.20	14.76
Total Return (%)(d)	4.19 (e)	9.23	1.69	(24.08)	(1.78)	1.23
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.06 (f)	1.94	1.84	1.79	1.73	1.71
Ratio of net expenses to average net assets	2.06 (f)	1.94 (g)	1.83 (g)	1.79 (g)	1.73	1.71
Ratio of net investment income to average net assets	2.03 (f)	1.96 (g)	1.55 (g)	.01 (g)	.07	.21
Portfolio Turnover Rate	78.43 (e)	127.52	119.74	172.43	141.06	103.49
Net Assets, end of period ($ x 1,000)	471	791	1,420	1,793	2,823	8,368

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)
In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

(d)	Exclusive of sales charge.
(e)	Not annualized.
(f)	Annualized.
(g)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Class I Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	12.89	11.67	11.35	15.09	15.59	15.24
Investment Operations:
Net investment income(a)	.20	.39	.32	.14	.17	.18
Net realized and unrealized gain (loss) on investments	.42	.83	.00 (b)	(3.59)	(.26 )	.17 (c)
Total from Investment Operations	.62	1.22	.32	(3.45)	(.09 )	.35
Distributions:
Dividends from net investment income	(.29 )	-	-	(.29 )	(.41 )	-
Net asset value, end of period	13.22	12.89	11.67	11.35	15.09	15.59
Total Return (%)	4.78 (d)	10.45	2.82	(23.26)	(.71 )	2.30
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.85 (e)	.84	.77	.73	.70	.69
Ratio of net expenses to average net assets	.85 (e)	.84 (f)	.76 (f)	.73 (f)	.70	.69
Ratio of net investment income to average net assets	3.26 (e)	3.07 (f)	2.62 (f)	1.07 (f)	1.10	1.21
Portfolio Turnover Rate	78.43 (d)	127.52	119.74	172.43	141.06	103.49
Net Assets, end of period ($ x 1,000)	85,509	88,200	126,501	134,568	228,633	274,030

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)
In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

(d)	Not annualized.
(e)	Annualized.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Class Y Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	12.96	11.71	11.37	15.11	15.62	15.25
Investment Operations:
Net investment income(a)	.21	.40	.34	.16	.19	.19
Net realized and unrealized gain (loss) on investments	.41	.85	.00 (b)	(3.60)	(.28 )	.18 (c)
Total from Investment Operations	.62	1.25	.34	(3.44)	(.09 )	.37
Distributions:
Dividends from net investment income	(.29 )	-	-	(.30 )	(.42 )	-
Net asset value, end of period	13.29	12.96	11.71	11.37	15.11	15.62
Total Return (%)	4.94 (d)	10.58	2.99	(23.19)	(.65 )	2.36
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.73 (e)	.74	.66	.64	.61	.59
Ratio of net expenses to average net assets	.73 (e)	.74 (f)	.66 (f)	.64 (f)	.61	.59
Ratio of net investment income to average net assets	3.37 (e)	3.16 (f)	2.73 (f)	1.16 (f)	1.18	1.25
Portfolio Turnover Rate	78.43 (d)	127.52	119.74	172.43	141.06	103.49
Net Assets, end of period ($ x 1,000)	32,720	32,494	44,878	29,038	46,419	72,241

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)
In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

(d)	Not annualized.
(e)	Annualized.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon International Bond Fund (the “fund”) is a separate non-diversified series of BNY Mellon Investment Funds III (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek to maximize total return through capital appreciation and income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), forward foreign currency exchange contracts (“forward contracts”), futures and options, are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy. Futures and options which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap agreements are valued each business day by a Service. Swap agreements are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.
The following is a summary of the inputs used as of April 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	4,915,016	—	4,915,016
Collateralized Loan Obligations	—	1,722,675	—	1,722,675
Commercial Mortgage-Backed	—	1,804,542	—	1,804,542
Corporate Bonds and Notes	—	15,639,716	—	15,639,716
Foreign Governmental	—	87,400,446	—	87,400,446

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($) (continued)
U.S. Government Agencies Mortgage-Backed	—	9,591,676	—	9,591,676
U.S. Treasury Securities	—	10,899,964	—	10,899,964
Investment Companies	9,359,393	—	—	9,359,393
	9,359,393	131,974,035	—	141,333,428
Other Financial Instruments:
Futures††	323,676	—	—	323,676
Forward Foreign Currency Exchange Contracts††	—	2,941,146	—	2,941,146
Swap Agreements††	—	818,345	—	818,345
	323,676	3,759,491	—	4,083,167
Liabilities ($)
Other Financial Instruments:
Options Written	—	(189,555)	—	(189,555)
Futures††	(200,581)	—	—	(200,581)
Forward Foreign Currency Exchange Contracts††	—	(1,605,847)	—	(1,605,847)
Swap Agreements††	—	(265,343)	—	(265,343)
	(200,581)	(2,060,745)	—	(2,261,326)

†	See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April 30, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2025, BNY earned $439 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of April 30, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
	Assets ($)	Liabilities ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	1,350,246	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(1,350,246)†	-
Net amount	-	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks. In addition, the rates on floating rate instruments adjust periodically with changes in market interest rates. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
Derivatives Risk: A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the fund’s use of derivatives may result in losses to the fund. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying assets or the fund’s other investments in the manner intended.
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
Non-Diversification Risk:  The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended April 30, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended October 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $206,617,356 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2024. The fund has $123,271,818 of short-term capital losses and $83,345,538 of long-term capital losses which can be carried forward for an unlimited period.
There were no distributions paid to shareholders during the fiscal year ended October 31, 2024. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2025, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser and the Trust, the Trust had agreed to pay the Adviser a management fee computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from November 1, 2024 through February 28, 2026, to waive receipt of its fees and/or assume the direct expenses of Class A shares of the fund so that the direct expenses of Class A shares (excluding Shareholder Services Plan fees, taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) do not exceed .77% of the value of the applicable share class’ average daily net assets. On or after February 28, 2026, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $12,366 during the period ended April 30, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .24% of the value of the fund’s average daily net assets.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended April 30, 2025, Class C shares were charged $2,009 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2025, Class A and Class C shares were charged $24,994 and $670, respectively, pursuant to the Shareholder Services Plan.
Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of  Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2025, the fund was charged $4,854 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $452.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2025, the fund was charged $13,537 pursuant to the custody agreement.
During the period ended April 30, 2025, the fund was charged $15,402 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $56,749, Distribution Plan fees of $292, Shareholder Services Plan fees of $4,264, Custodian fees of $16,536, Chief Compliance Officer fees of $1,440 and Transfer Agent fees of $1,862, which are offset against an expense reimbursement currently in effect in the amount of $1,214.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and derivatives, during the period ended April 30, 2025, amounted to $103,818,999 and $112,014,264, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund’s derivative transactions are subject to a value-at-risk leverage limit and certain reporting and other requirements pursuant to a derivatives risk management program adopted by the fund.
Each type of derivative instrument that was held by the fund during the period ended April 30, 2025 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2025 are set forth in the Statement of Investments.
Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of foreign currencies and credit, or as a substitute for an investment. The fund is subject to market risk, currency risk and credit risk in the course

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.
As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.
As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.
As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. Options written open at April 30, 2025 are set forth in the Statement of Investments. As of April 30, 2025, the fund held no options purchased.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at April 30, 2025 are set forth in the Statement of Investments.
Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.
Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.
The fund enters into inflation swap agreement to gain exposure to inflation. An inflation swap is an agreement in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index (CPI) with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. Inflation swap agreements are within Interest rate swaps open at April 30, 2025 which are set forth in the Statement of Investments.
For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. There is minimal counterparty risk to the fund with centrally cleared swaps since they are exchange traded and the exchange guarantees these swaps against default. Interest rate swaps open at April 30, 2025 are set forth in the Statement of Investments.
Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the specific reference entity, the fund either receives a payment from or makes a payment to the counterparty, respectively. Total return swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The underlying reference asset could be a security, an index, or basket of investments. Total return swaps open at April 30, 2025 are set forth in the Statement of Investments.
Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the Statement of Investments, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swaps open at April 30, 2025 are set forth in the Statement of Investments.
GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.
The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of April 30, 2025 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Interest Rate Risk	511,872 (1),(2)	Interest Rate Risk	(254,559)(1),(2)
Equity Risk	66,662 (1)	Equity Risk	(110,813)(1)
Foreign Exchange Risk	2,941,146 (3)	Foreign Exchange Risk	(1,605,847)(3)
Credit Risk	563,487 (1)	Credit Risk	(290,107)(1),(4)
Gross fair value of derivative contracts	4,083,167		(2,261,326)

Statement of Assets and Liabilities location:
(1)
Includes cumulative appreciation (depreciation) on swap agreements as reported in the Statement of Investments. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on cleared swap agreements, are reported in the Statement of Assets and Liabilities.

(2)	Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
(3)	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
(4)	Outstanding options written, at value.
The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2025 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Options Transactions(2)	Forward Contracts(3)	Swap Agreements(4)	Total
Interest Rate	1,091,617	-	-	458,801	1,550,418
Equity	-	-	-	360,419	360,419
Foreign Exchange	-	(30,558)	(1,494,828)	-	(1,525,386)
Credit	-	24,700	-	(630,931)	(606,231)
Total	1,091,617	(5,858)	(1,494,828)	188,289	(220,780)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(5)	Options Transactions(6)	Forward Contracts(7)	Swap Agreements(8)	Total
Interest Rate	(448,057)	-	-	178,994	(269,063)
Equity	-	-	-	(386,912)	(386,912)
Foreign Exchange	-	(3,039)	2,264,623	-	2,261,584
Credit	-	3,374	-	481,348	484,722
Total	(448,057)	335	2,264,623	273,430	2,090,331

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net realized gain (loss) on options transactions.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
(3)	Net realized gain (loss) on forward foreign currency exchange contracts.
(4)	Net realized gain (loss) on swap agreements.
(5)	Net change in unrealized appreciation (depreciation) on futures.
(6)	Net change in unrealized appreciation (depreciation) on options transactions.
(7)	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
(8)	Net change in unrealized appreciation (depreciation) on swap agreements.
The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.
At April 30, 2025, derivative assets and liabilities (by type) on a gross basis are as follows:
Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	323,676	(200,581)
Options	-	(189,555)
Forward contracts	2,941,146	(1,605,847)
Swap agreements	818,345	(265,343)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	4,083,167	(2,261,326)
Derivatives not subject to Master Agreements	(1,057,357)	325,522
Total gross amount of assets and liabilities subject to Master Agreements	3,025,810	(1,935,804)
The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2025:
Counterparty	Gross Amount of Assets ($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)(2)	Net Amount of Assets ($)
Bank of America Corp.	96,962	(86,389)	-	10,573
Barclays Capital, Inc.	51,433	(51,433)	-	-
BNP Paribas Corp.	60,573	(60,573)	-	-
Citigroup Global Markets, Inc.	284,460	(79,327)	(205,133)	-
Goldman Sachs & Co. LLC	45,932	(45,932)	-	-
HSBC Securities (USA), Inc.	1,014,073	(229,086)	(784,987)	-
J.P. Morgan Securities LLC	795,851	(268,520)	(527,331)	-
Morgan Stanley & Co. LLC	34,358	(34,358)	-	-
RBC Capital Markets, LLC	612,384	(32,966)	-	579,418
UBS Securities LLC	29,784	-	-	29,784
Total	3,025,810	(888,584)	(1,517,451)	619,775

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Counterparty	Gross Amount of Liabilities($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)(2)	Net Amount of Liabilities ($)
Bank of America Corp.	(86,389)	86,389	-	-
Barclays Capital, Inc.	(206,186)	51,433	-	(154,753)
BNP Paribas Corp.	(373,191)	60,573	310,000	(2,618)
Citigroup Global Markets, Inc.	(79,327)	79,327	-	-
Goldman Sachs & Co. LLC	(412,099)	45,932	260,000	(106,167)
HSBC Securities (USA), Inc.	(229,086)	229,086	-	-
J.P. Morgan Securities LLC	(268,520)	268,520	-	-
Morgan Stanley & Co. LLC	(248,040)	34,358	213,682	-
RBC Capital Markets, LLC	(32,966)	32,966	-	-
Total	(1,935,804)	888,584	783,682	(263,538)

(1)	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
(2)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended April 30, 2025:
Average Market Value ($)
Futures:
Interest Rate Futures Long	58,126,757
Interest Rate Futures Short	52,256,063
Options Contracts:
Credit Purchased Options	7,203
Credit Written Options	41,318
Currency Purchased Options	31,339
Currency Written Options	25,868
Forward Contracts:
Forward Contracts Purchased in USD	100,129,647
Forward Contracts Sold in USD	64,489,978
The following table summarizes the monthly average notional value of swap agreements outstanding during the period ended April 30, 2025:
Average Notional Value ($)
Swap Agreements:
Equity Total Return Swaps Pays Fixed Rate	268,971
Equity Total Return Swaps Receives Fixed Rate	16,382,789
Credit Default Swaps Buy Protection	16,590,800
Credit Default Swaps Sell Protection	26,312,830
Interest Rate Swap Pays Fixed Rate	23,256,210
Interest Rate Swap Receives Fixed Rate	10,843,501
At April 30, 2025, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $2,656,108, consisting of $8,484,980 gross unrealized appreciation and $5,828,872 gross unrealized depreciation.
At April 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $22,545.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Trustees (the “Board”) held on February 26-27, 2025, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Insight North America LLC (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of four other institutional international income funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional international income funds (the “Performance Universe”), all for various periods ended December 31, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional international income funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group median for all periods, except for the three- and four-year periods when the fund’s total return performance was at the Performance Group median, and was below the Performance Universe median for all periods. The Board also considered that the fund’s yield performance was at or above the Performance Group median for five of the ten one-year periods ended December 31st, and was above the Performance Universe median for five of the ten one-year periods ended December 31st. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during certain periods under review and noted that the primary portfolio managers were very experienced and continued to apply a consistent investment strategy. It was also noted that there were no more than four other funds in the Performance Group during the periods under review (except for the ten-year period when there was only two other funds in the Performance Group). The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in seven of the ten calendar years shown.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was equal to the Expense Group median and equal to the Expense Universe median actual management fee, and the fund’s total expenses were slightly higher than the Expense Group median and higher than the Expense Universe median total expenses.
Representatives of the Adviser stated that the Adviser has contractually agreed, until February 28, 2026, to waive receipt of its fees and/or assume the direct expenses of Class A shares of the fund so that the direct expenses of Class A shares (excluding shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed ..77%.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser or the Sub-Adviser for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board generally was satisfied with the fund’s overall relative performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

© 2025 BNY Mellon Securities Corporation
Code-6091NCSRSA0425

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds III

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: June 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: June 26, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: June 26, 2025

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)